Investment in affiliates (Details Narrative) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Mar. 13, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Jun. 08, 2017 USD ($) $ / shares shares	Jun. 29, 2019 USD ($)	Aug. 29, 2017 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) $ / shares shares	Dec. 13, 2019 USD ($)	Dec. 03, 2018 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Jun. 29, 2020	Feb. 18, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Schedule of Investments [Line Items]
Long-term Debt									$ 486,857	$ 489,028
Proceeds from Issuance of Long-term Debt									79,475	386,530	$ 83,300
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures									26,158	25,725
Loans and Leases Receivable, Related Parties									$ 0	$ 16,192
Limited Partners' Capital Account, Units Issued | shares									11,345,187	10,987,679
Equity Method Investment, Other than Temporary Impairment									$ 6,900	$ (0)	(0)
Limited Partners' Capital Account, Distribution Amount									$ 0	$ 0	4,243
Common units outstanding | shares									11,345,187	10,987,679
Income (Loss) from Equity Method Investments									$ 1,133	$ (40,071)	3,957
Other than Temporary Impairment Losses, Investments									$ 0	42,603	0
Three sub-panamax and two panamax containerships [Member] | Navios Europe I [Member]
Schedule of Investments [Line Items]
Number of vessels acquired							5
Property, Plant and Equipment, Additions							$ 56,083
Five drybulk vessels, three Panamax vessels and two Ultra-Handymax vessels [Member] | Navios Europe II [Member]
Schedule of Investments [Line Items]
Property, Plant and Equipment, Additions				$ 56,050
Navios Europe II [Member]
Schedule of Investments [Line Items]
Estimated maximum potential loss										16,097
Navios Europe II [Member] | Navios Revolvings Loans II
Schedule of Investments [Line Items]
Loans and Leases Receivable, Related Parties										15,397
Navios Europe II [Member] | Navios Term Loans II [Member]
Schedule of Investments [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures										$ 700
Navios Europe I [Member]
Schedule of Investments [Line Items]
Ownership percentage							5.00%									5.00%
Number of vessels acquired															10
Navios Europe I [Member] | Navios Holdings II [Member]
Schedule of Investments [Line Items]
Ownership percentage																47.50%
Navios Europe I [Member] | Navios Acquisition
Schedule of Investments [Line Items]
Ownership percentage																47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe [Member] | Navios Revolving Loans I
Schedule of Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity															$ 24,100
Line of Credit Facility, Increase (Decrease), Net											$ 30,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe [Member] | Navios Term Loans I [Member]
Schedule of Investments [Line Items]
Long-term Debt															$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II [Member] | Navios Revolvings Loans II
Schedule of Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity														$ 43,500
Line of Credit Facility, Increase (Decrease), Net		$ 14,000
Navios Europe II [Member]
Schedule of Investments [Line Items]
Ownership percentage													5.00%			5.00%
Long-term Debt												$ 14,000
Payments to Acquire Businesses, Gross												145,550
Navios Europe II [Member] | Senior Loans II
Schedule of Investments [Line Items]
Proceeds from Issuance of Long-term Debt												131,550
Debt Instrument, Unamortized Discount												$ 3,375
Navios Europe II [Member] | Junior Loan II
Schedule of Investments [Line Items]
Debt Instrument, Face Amount														182,150
Loans Payable, Fair Value Disclosure														$ 99,147
Navios Europe II [Member] | Navios Holdings II [Member]
Schedule of Investments [Line Items]
Ownership percentage														47.50%
Navios Europe II [Member] | Navios Acquisition
Schedule of Investments [Line Items]
Ownership percentage														47.50%
Navios Containers [Member]
Schedule of Investments [Line Items]
Ownership percentage									35.70%	33.50%	33.50%
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures									$ 26,158	$ 67,628
Limited Partners Capital Account Distribution Shares | shares								855,001
Percentage of partners' capital								2.50%
Equity Method Investment, Other than Temporary Impairment											$ 560
Limited Partners' Capital Account, Distribution Amount											$ 4,243
Common units outstanding | shares									11,592,276	11,592,276
Other than Temporary Impairment Losses, Investments										$ 42,603
Equity Method Investment, Quoted Market Value									$ 47,528	25,025
Navios Containers [Member] | With caption Equity in net earnings of affiliated companies
Schedule of Investments [Line Items]
Income (Loss) from Equity Method Investments									$ 1,133	$ 2,532
Navios Containers [Member] | Private Placement [Member]
Schedule of Investments [Line Items]
Partners' Capital Account, Units, Sold in Private Placement | shares	5,454,546		10,057,645		10,000,000	9,090,909
Proceeds from Issuance of Private Placement	$ 30,000		$ 50,288		$ 50,000	$ 50,000
Sale of Stock, Price Per Share | $ / shares	$ 5.50		$ 5.00		$ 5.00	$ 5.50
Payments to Acquire Equity Method Investments	$ 14,460		$ 30,000		$ 10,000	$ 10,000
Limited Partners' Capital Account, Units Issued | shares	2,629,095		6,000,000		2,000,000	1,818,182
Sale of Stock, Percentage of Ownership after Transaction					6.80%	6.80%
Navios Containers [Member] | Warrant [Member]
Schedule of Investments [Line Items]
Sale of Stock, Percentage of Ownership after Transaction			6.80%
Number of warrants	9,273
Navios Containers [Member] | Navios Holdings II [Member] | Private Placement [Member]
Schedule of Investments [Line Items]
Payments to Acquire Equity Method Investments	$ 500		$ 5,000
Limited Partners' Capital Account, Units Issued | shares	90,909		1,000,000
Navios Containers [Member] | Navios Holdings II [Member] | Warrant [Member]
Schedule of Investments [Line Items]
Sale of Stock, Percentage of Ownership after Transaction			1.70%
Number of warrants	9,273